UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                September 30, 2003

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Name:            Manulife Asset Management (US) LLC
Address:         101 Huntington Avenue
                 Boston, MA 02199


Form 13F File Number: 028-03673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Corson
Title: Chief Compliance Officer
Phone:(617) 375-6850

William Corson                    Boston, MA                   February 12, 2013
--------------                    ----------                   ----------------
[Signature]                       [City, State]                [Date]

NOTE: The original filing was made under the name Sovereign Asset Management Corporation.

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:                          NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                      135

Form 13F Information Table Value Total:                US $1,142,643 (thousands)


List of Other Included Managers:

No.              Form 13F File Number            Name
1                028-03222                       John Hancock Advisers, Inc.

                                                                                                               VOTING AUTHORITY
                           Title of  CUSIP      Value     Shares or   SH/  Put/  Investment      Other
Name of Issuer             Class     Number     (x$1000)  Prn Amount  PRN  Call  Discretion      Manager  SOLE       SHARED  NONE
3M COMPANY COM             COM       88579Y101  24,889      360,340   SH         SHARED-DEFINED  01         254,370  120     105,851
ABBOTT LABS                COM       002824100   8,729      205,146   SH         SHARED-DEFINED  01         146,516    0      58,630
AFLAC INC COM              COM       001055102  30,643      948,689   SH         SHARED-DEFINED  01         664,746  285     283,658
AIR PRODS & CHEMS INC      COM       009158106   8,378      185,770   SH         SHARED-DEFINED  01         102,440    0      83,330
ALLTEL CORP COM            COM       020039103   2,138       46,137   SH         SHARED-DEFINED  01          37,241    0       8,896
ALTRIA GROUP INC COM       COM       02209S103   6,729      153,630   SH         SHARED-DEFINED  01         146,455    0       7,175
AMERICAN HOME PRODS C      COM       026609107       0       15,015   SH         SHARED-DEFINED  01          10,730    0       4,285
AMERICAN INTL GROUP I      COM       026874107  36,457      631,845   SH         SHARED-DEFINED  01         432,282  195     199,368
ANADARKO PETE CORP CO      COM       032511107   2,661       63,715   SH         SHARED-DEFINED  01          60,650    0       3,065
ANHEUSER BUSCH COS IN      COM       035229103     427        8,650   SH         SHARED-DEFINED  01           8,650    0           0
AOL TIME WARNER            COM       00184A105     324       21,410   SH         SHARED-DEFINED  01          15,240    0       6,170
AUSTINS STEAKS & SALO      COM       052482205       9       16,666   SH         SHARED-DEFINED  01          16,666    0           0
AUTOMATIC DATA PROCES      COM       053015103   4,097      114,283   SH         SHARED-DEFINED  01          67,449    0      46,834
AVERY DENNISON CORP        COM       053611109   4,747       93,955   SH         SHARED-DEFINED  01          61,105    0      32,850
AVON PRODS INC COM         COM       054303102  34,292      531,165   SH         SHARED-DEFINED  01         416,955  195     114,016
BANK AMER CORP COM         COM       060505104  40,367      517,263   SH         SHARED-DEFINED  01         347,314  155     169,794
BANK NEW YORK INC          COM       064057102  18,664      641,158   SH         SHARED-DEFINED  01         443,651  200     197,307
BARD, C R INC              COM       067383109     412        5,800   SH         SHARED-DEFINED  01           5,800    0           0
BAXTER INTL INC            COM       071813109   7,093      244,083   SH         SHARED-DEFINED  01          43,235    0     200,848
BB&T CORP COM              COM       054937107     297        8,280   SH         SHARED-DEFINED  01           5,980    0       2,300
BECTON DICKINSON & CO      COM       075887109     376       10,400   SH         SHARED-DEFINED  01          10,400    0           0
BELLSOUTH CORP             COM       079860102     458       19,325   SH         SHARED-DEFINED  01           7,349    0      11,976
BP AMOCO P L C ADR SP      COM       055622104  23,577      560,022   SH         SHARED-DEFINED  01         410,074  200     149,748
BRISTOL MYERS SQUIBB       COM       110122108     444       17,292   SH         SHARED-DEFINED  01           9,977    0       7,315
CADBURY SCHWEPPES DEL      PFD       127207207     236        9,100   SH         SHARED-DEFINED  01           6,100    0       3,000
CARDINAL HEALTH INC C      COM       14149Y108  23,552      403,359   SH         SHARED-DEFINED  01         293,184  140     110,035
CHESTER VY BANCORP IN      COM       166335109   1,215       55,562   SH         SHARED-DEFINED  01           7,163    0      48,399
CHEVRONTEXACO CORPORA      COM       166764100  25,728      360,078   SH         SHARED-DEFINED  01         252,160  115     107,803
CISCO SYS INC COM          COM       17275R102  18,276      932,938   SH         SHARED-DEFINED  01         517,901    0     415,037
CITIGROUP INC COM          COM       172967101  44,343      974,360   SH         SHARED-DEFINED  01         630,009  280     344,071
CLOROX CO COM              COM       189054109     367        8,000   SH         SHARED-DEFINED  01           8,000    0           0
COCA COLA CO               COM       191216100     854       19,878   SH         SHARED-DEFINED  01          11,323    0       8,555
COLGATE PALMOLIVE CO       COM       194162103  24,218      433,316   SH         SHARED-DEFINED  01         308,156  155     125,005
COMPAQ COMPUTER CORP       COM       204493100       0       11,160   SH         SHARED-DEFINED  01           8,180    0       2,980
CONOCO INC COM             COM       208251504       0      106,000   SH         SHARED-DEFINED  01           2,000    0     104,000
CONOCOPHILLIPS COM         COM       20825C104     694       12,684   SH         SHARED-DEFINED  01           1,508    0      11,176
DANAHER CORP SHS BEN       COM       235851102   3,700       50,095   SH         SHARED-DEFINED  01          50,095    0           0
DOMINION RES INC VA N      COM       25746U109   7,626      123,200   SH         SHARED-DEFINED  01          41,000    0      82,200
DOVER CORP COM             COM       260003108   9,160      258,965   SH         SHARED-DEFINED  01         225,700  180      33,085
DUKE ENERGY CAP TR I       PFD       264396201     202        8,076   SH         SHARED-DEFINED  01           7,076    0       1,000
DUKE PWR CO                COM       264399106     415       23,292   SH         SHARED-DEFINED  01          16,547    0       6,745
E M C CORP MASS COM        COM       268648102     601       47,585   SH         SHARED-DEFINED  01          36,860    0      10,725
EMERSON ELEC CO            COM       291011104  10,287      195,382   SH         SHARED-DEFINED  01          80,612    0     114,770
EXXON MOBIL CORP COM       COM       30231G102  35,672      974,650   SH         SHARED-DEFINED  01         665,279  300     309,072
FAMILY DLR STORES INC      COM       307000109  19,137      479,756   SH         SHARED-DEFINED  01         414,930  225      64,600
FANNIE MAE                 COM       313586109  35,842      510,574   SH         SHARED-DEFINED  01         339,201  155     171,218
FLEET CAP TR VIII PFD      PFD       33889X203     254        9,550   SH         SHARED-DEFINED  01           6,550    0       3,000
FLEETBOSTON FINL CORP      COM       339030108   3,241      107,489   SH         SHARED-DEFINED  01          17,659    0      89,830
FLOWERS INDS INC           COM       343496105       0       14,000   SH         SHARED-DEFINED  01          14,000    0           0
FREDDIE MAC                COM       313400301   5,817      111,125   SH         SHARED-DEFINED  01          56,075    0      55,050
GANNETT INC DEL            COM       364730101     979       12,623   SH         SHARED-DEFINED  01           7,543    0       5,080
GENERAL ELEC CO            COM       369604103  39,878    1,337,754   SH         SHARED-DEFINED  01         844,619  330     492,804
GENERAL MLS INC COM        COM       370334104     301        6,400   SH         SHARED-DEFINED  01           6,400    0           0
GENERAL MTRS CORP SR       PFD       370442766     245        9,750   SH         SHARED-DEFINED  01           7,250    0       2,500
GLOBAL CROSSING LTD C      COM       G3921A100       0       12,410   SH         SHARED-DEFINED  01          12,410    0           0
HARTFORD FINL SVCS GR      COM       416515104   4,033       76,625   SH         SHARED-DEFINED  01          76,295    0         330
HASBRO INC COM             COM       418056107     269       14,400   SH         SHARED-DEFINED  01          14,400    0           0
HEWLETT PACKARD CO CO      COM       428236103   9,606      496,157   SH         SHARED-DEFINED  01         322,269    0     173,888
HOME DEPOT INC COM         COM       437076102   1,302       40,881   SH         SHARED-DEFINED  01          22,730    0      18,151
HONEYWELL INTL INC CO      COM       438516106   5,232      198,545   SH         SHARED-DEFINED  01          12,645    0     185,900
HORMEL FOODS CORP COM      COM       440452100     276       12,000   SH         SHARED-DEFINED  01          12,000    0           0
I B M                      COM       459200101  34,708      392,938   SH         SHARED-DEFINED  01         262,200  135     130,603
ILLINOIS TOOL WKS INC      COM       452308109  19,670      296,854   SH         SHARED-DEFINED  01         249,882  115      46,857
INTEL CORP COM             COM       458140100   7,471      271,464   SH         SHARED-DEFINED  01         105,181    0     166,283
INTERPUBLIC GROUP COS      COM       460690100     278       19,705   SH         SHARED-DEFINED  01          15,470    0       4,235
J P MORGAN CHASE & CO      COM       46625H100   3,136       91,335   SH         SHARED-DEFINED  01          36,740    0      54,595
JOHN HANCOCK INVT TR       MF        47803P302     202       11,885   SH         SHARED-DEFINED  01          11,885    0           0
JOHNSON & JOHNSON          COM       478160104  34,346      693,579   SH         SHARED-DEFINED  01         444,573  180     248,827
KIMBERLY CLARK CORP C      COM       494368103   1,128       21,981   SH         SHARED-DEFINED  01          17,510    0       4,471
KRAFT FOODS INC CL A       COM       50075N104   6,396      216,811   SH         SHARED-DEFINED  01         114,741    0     102,070
LEGGETT & PLATT INC C      COM       524660107     472       21,800   SH         SHARED-DEFINED  01          20,800    0       1,000
LILLY, ELI AND COMPAN      COM       532457108     294        4,950   SH         SHARED-DEFINED  01           4,600    0         350
LINCOLN NATL CORP COM      COM       534187109     230        6,500   SH         SHARED-DEFINED  01           6,500    0           0
LOWES COS INC COM          COM       548661107  26,022      501,378   SH         SHARED-DEFINED  01         365,575  145     135,658
LUCENT TECHNOLOGIES I      COM       549463107      63       29,368   SH         SHARED-DEFINED  01          16,590    0      12,778
MARSH & MCLENNAN COS       COM       571748102     319        6,710   SH         SHARED-DEFINED  01           6,710    0           0
MASCO CORP COM             COM       574599106     377       15,400   SH         SHARED-DEFINED  01          14,400    0       1,000
MBIA INC                   COM       55262C100     495        9,000   SH         SHARED-DEFINED  01           9,000    0           0
MBNA CORP COM              COM       55262L100  22,327      979,257   SH         SHARED-DEFINED  01         738,293  435     240,528
MCDONALDS CORP             COM       580135101     222        9,430   SH         SHARED-DEFINED  01           8,550    0         880
MCGRAW-HILL COMPANIES      COM       580645109   9,208      148,210   SH         SHARED-DEFINED  01          62,165    0      86,045
MEDTRONIC INC COM          COM       585055106  20,817      443,667   SH         SHARED-DEFINED  01         312,949  140     130,578
MELLON FINL CORP COM       COM       58551A108   5,824      193,230   SH         SHARED-DEFINED  01         127,530    0      65,700
MERCK & CO INC             COM       589331107   3,476       68,670   SH         SHARED-DEFINED  01          65,850    0       2,820
MERRILL LYNCH PFD CAP      PFD       59021F206     236        8,950   SH         SHARED-DEFINED  01           8,950    0           0
MERRILL LYNCH & CO IN      COM       590188108     702       13,116   SH         SHARED-DEFINED  01          11,356    0       1,760
MICROSOFT CORP COM         COM       594918104  11,313      406,939   SH         SHARED-DEFINED  01         194,263    0     212,676
MORGAN STANLEY             COM       617446448  10,678      211,621   SH         SHARED-DEFINED  01         149,526    0      62,095
NATL RURAL UTL 6.75%       PFD       637432709     227        8,950   SH         SHARED-DEFINED  01           6,450    0       2,500
NOKIA CORP ADR SPONSO      COM       654902204  15,731    1,008,375   SH         SHARED-DEFINED  01         856,709  575     151,091
NORTEL NETWORKS CORP       COM       656568102     286       69,846   SH         SHARED-DEFINED  01          49,796    0      20,050
OMNICOM GROUP COM          COM       681919106  17,124      238,332   SH         SHARED-DEFINED  01         200,894  100      37,338
ORACLE SYS CORP            COM       68389X105   1,731      153,829   SH         SHARED-DEFINED  01          90,894    0      62,935
ORASURE TECHNOLOGIES       COM       68554V108   1,720      181,200   SH         SHARED-DEFINED  01         181,200    0           0
PAYCHEX INC COM            COM       704326107     384       11,250   SH         SHARED-DEFINED  01          11,250    0           0
PEPSICO INC                COM       713448108  24,702      538,987   SH         SHARED-DEFINED  01         373,302  155     165,530
PFIZER INC                 COM       717081103  14,394      473,798   SH         SHARED-DEFINED  01         385,330  195      88,273
PHILIP MORRIS COS INS      COM       718154107       0      122,000   SH         SHARED-DEFINED  01               0    0     122,000
PITNEY BOWES INC           COM       724479100     695       18,124   SH         SHARED-DEFINED  01          18,124    0           0
PNC FINANCIAL CORP         COM       693475105   1,586       33,343   SH         SHARED-DEFINED  01          20,880    0      12,463
POINT THERAPEUTICS IN      COM       730694106   1,898      575,135   SH         SHARED-DEFINED  01         575,135    0           0
PRAXAIR INC COM            COM       74005P104  19,152      309,155   SH         SHARED-DEFINED  01         220,675  105      88,375
PROCTER & GAMBLE COMP      COM       742718109  24,612      265,153   SH         SHARED-DEFINED  01         181,372   90      83,691
PROGRESSIVE CORP OHIO      COM       743315103     518        7,500   SH         SHARED-DEFINED  01           7,500    0           0
QUESTAR CORP COM           COM       748356102  17,061      553,763   SH         SHARED-DEFINED  01         427,703  255     125,805
ROHM & HAAS CO COM         COM       775371107   5,779      172,777   SH         SHARED-DEFINED  01          24,827    0     147,950
ROYAL DUTCH PETE CO N      COM       780257804     436        9,864   SH         SHARED-DEFINED  01           6,604    0       3,260
SARA LEE CORP COM          COM       803111103     222       12,100   SH         SHARED-DEFINED  01          12,100    0           0
SBC COMMUNICATIONS IN      COM       78387G103  22,106      993,530   SH         SHARED-DEFINED  01         736,495  355     256,680
SOUTHERN CO COM            COM       842587107     392       13,341   SH         SHARED-DEFINED  01           1,641    0      11,700
STATE STR CORP COM         COM       857477103  17,279      383,969   SH         SHARED-DEFINED  01         334,796  185      48,988
STRYKER CORP COM           COM       863667101  10,833      143,843   SH         SHARED-DEFINED  01         123,568   90      20,185
SUN MICROSYSTEMS INC       COM       866810104     162       48,875   SH         SHARED-DEFINED  01          36,565    0      12,310
SYSCO CORP COM             COM       871829107   7,985      244,100   SH         SHARED-DEFINED  01         116,510    0     127,590
TARGET CORP COM            COM       87612E106  28,334      752,967   SH         SHARED-DEFINED  01         513,374  215     239,378
TELEPHONE & DATA SYS       PFD       879433878     236        8,950   SH         SHARED-DEFINED  01           6,650    0       2,300
TEXAS INSTRS INC COM       COM       882508104   1,284       56,318   SH         SHARED-DEFINED  01          40,828    0      15,490
TRAVELERS PROP & CAS CL    COM       89420G109  16,754    1,055,049   SH         SHARED-DEFINED  01         774,683  425     279,942
U S BANCORP                COM       902973304     630       26,264   SH         SHARED-DEFINED  01           1,264    0      25,000
UNITED TECHNOLOGIES C      COM       913017109  12,767      165,207   SH         SHARED-DEFINED  01         135,552   90      29,565
VALUE AMER INC COM         COM       92038N102       0       12,000   SH         SHARED-DEFINED  01          12,000    0           0
VERIZON COMMUNICATION      COM       92343V104   8,375      258,154   SH         SHARED-DEFINED  01         132,272    0     125,882
VIACOM INC CL B            COM       925524308     704       18,392   SH         SHARED-DEFINED  01          12,467    0       5,925
VIRGINIA PWR CAP TR I      PFD       928083203     201        7,500   SH         SHARED-DEFINED  01           7,200    0         300
WACHOVIA GROUP COM         COM       929903102   2,086       50,641   SH         SHARED-DEFINED  01          20,824    0      29,817
WAL MART STORES INC        COM       931142103  14,468      259,044   SH         SHARED-DEFINED  01         209,800  145      49,099
WALGREEN COMPANY           COM       931422109     353       11,530   SH         SHARED-DEFINED  01          11,530    0           0
WELLS FARGO & CO NEW       COM       949746101  31,220      606,206   SH         SHARED-DEFINED  01         402,722  160     203,324
WILEY JOHN & SONS INC      COM       968223206     340       13,067   SH         SHARED-DEFINED  01               0    0      13,067
WILMINGTON TR CORP CO      COM       971807102     262        8,520   SH         SHARED-DEFINED  01               0    0       8,520
WORLDCOM INC GA NEW C      COM       98157D106   0.745       11,637   SH         SHARED-DEFINED  01           8,692    0       2,945
WRIGLEY WM JR CO COM       COM       982526105     564       10,205   SH         SHARED-DEFINED  01           6,400    0       3,805
WYETH                      COM       983024100   6,591      142,977   SH         SHARED-DEFINED  01          24,367    0     118,610
XCEL ENERGY INC COM        COM       98389B100     282       18,260   SH         SHARED-DEFINED  01          14,185    0       4,075
XO COMMUNICATIONS INC      COM       983764101       0    1,472,775   SH         SHARED-DEFINED  01       1,472,775    0           0